Stock Options (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Aggregate
		Exercise	Intrinsic
	Number of	Price	Value
	Options	$	$

Outstanding, June 30, 2012	3,232,418	0.27

Expired	(546,418)	0.95

Outstanding, December 31, 2012	2,686,000	0.13	–

Schedule of Stock Options Outstanding [Table Text Block]
Outstanding and exercisable
Weighted
		average	Weighted
Range of		remaining	average
exercise prices	Number of	contractual life	exercise price
$	shares	(years)	$

0.13	2,686,000	1.6	0.13